UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7899
                                   811-7885

Name of Fund: BlackRock International Index Fund of BlackRock Index Funds, Inc.
              Master International Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

BlackRock International Index Fund of BlackRock Index Funds, Inc.
Schedule of Investments as of March 31, 2007

                  Beneficial
                    Interest      Mutual Funds                                                                      Value
----------------------------------------------------------------------------------------------------------------------------
               $ 174,889,466      Master International Index Series of Quantitative Master Series Trust         $365,809,115
----------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost - $247,335,658) - 100.0%                               365,809,115
                                  Liabilities in Excess of Other Assets - (0.0%)                                      16,465
                                                                                                                ------------
                                  Net Assets - 100.0%                                                           $365,825,580
                                                                                                                ============

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 5.0%  Airlines - 0.1%                         120,532  Qantas Airways Ltd.                               $      511,993
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                         41,945  Coca-Cola Amatil Ltd.                                    298,652
                                                          122,702  Foster's Group Ltd.                                      680,056
                                                            2,941  Lion Nathan Ltd.                                          21,035
                                                                                                                     --------------
                                                                                                                            999,743
                  -----------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.1%                     14,264  CSL Ltd.                                                 950,633
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.1%                   17,659  Macquarie Bank Ltd.                                    1,182,325
                                                              841  Perpetual Trustees Australia Ltd.                         52,803
                                                                                                                     --------------
                                                                                                                          1,235,128
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                         16,093  Orica Ltd.                                               330,079
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.2%                 129,644  Australia & New Zealand Banking Group Ltd.             3,115,383
                                                           90,234  Commonwealth Bank of Australia Ltd.                    3,669,402
                                                          114,010  National Australia Bank Ltd.                           3,726,721
                                                          139,476  Westpac Banking Corp.                                  2,973,601
                                                                                                                     --------------
                                                                                                                         13,485,107
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services &                   122,430  Brambles Ltd. (c)                                      1,348,182
                  Supplies - 0.1%                           4,656  Downer EDI Ltd.                                           25,692
                                                                                                                     --------------
                                                                                                                          1,373,874
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%         9,213  Leighton Holdings Ltd.                                   249,866
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%            29,788  Boral Ltd.                                               198,596
                                                           17,226  James Hardie Industries NV                               116,518
                                                           77,052  Rinker Group Ltd.                                      1,125,288
                                                                                                                     --------------
                                                                                                                          1,440,402
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%            41,063  Amcor Ltd.                                               250,842
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                      59,199  Pacific Brands Ltd.                                      147,047
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Consumer                     34,550  ABC Learning Centres Ltd.                                203,508
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial                     8,881  Australian Stock Exchange Ltd.                           316,167
                  Services - 0.2%                          16,381  Babcock & Brown Ltd.                                     364,084
                                                           49,792  Challenger Financial Services Group Ltd.                 192,168
                                                           67,367  Suncorp-Metway Ltd.                                    1,133,739
                                                                                                                     --------------
                                                                                                                          2,006,158
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication           361,288  Telstra Corp. Ltd.                                     1,224,742
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.0%        9,755  WorleyParsons Ltd.                                $      219,340
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.3%          89,579  Coles Myer Ltd.                                        1,177,775
                                                           81,445  Woolworths Ltd.                                        1,791,745
                                                                                                                     --------------
                                                                                                                          2,969,520
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                     61,294  Futuris Corp. Ltd.                                       107,121
                                                           26,777  Goodman Fielder Ltd.                                      52,863
                                                                                                                     --------------
                                                                                                                            159,984
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                   6,833  Ansell Ltd.                                               64,132
                  Supplies - 0.0%                           1,873  Cochlear Ltd.                                             98,080
                                                                                                                     --------------
                                                                                                                            162,212
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers &                  78,213  Mayne Group Ltd.                                         229,714
                  Services - 0.0%                           7,776  Sonic Healthcare Ltd.                                     92,801
                                                                                                                     --------------
                                                                                                                            322,515
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                    18,708  Aristocrat Leisure Ltd.                                  248,241
                  Leisure - 0.1%                           28,589  Tabcorp Holdings Ltd.                                    381,436
                                                           57,896  Tattersall's Ltd.                                        241,245
                                                                                                                     --------------
                                                                                                                            870,922
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                       21,658  Computershare Ltd.                                       190,130
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%          65,377  CSR Ltd.                                                 180,377
                                                           23,045  Wesfarmers Ltd.                                          703,876
                                                                                                                     --------------
                                                                                                                            884,253
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.4%                        125,402  AMP Ltd.                                               1,054,199
                                                           41,638  AXA Asia Pacific Holdings Ltd.                           243,237
                                                          120,229  Insurance Australia Group Ltd.                           570,045
                                                           65,596  QBE Insurance Group Ltd.                               1,673,947
                                                                                                                     --------------
                                                                                                                          3,541,428
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                223  APN News & Media Ltd.                                      1,061
                                                           81,419  John Fairfax Holdings Ltd.                               328,063
                                                           37,192  Macquarie Communications Infrastructure Group            196,802
                                                           21,435  Publishing and Broadcasting Ltd.                         344,260
                                                                                                                     --------------
                                                                                                                            870,186
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.9%                   62,328  Alumina Ltd.                                      $      368,641
                                                          252,324  BHP Billiton Ltd.                                      6,102,209
                                                           49,777  BlueScope Steel Ltd.                                     422,883
                                                           28,055  Iluka Resources Ltd.                                     133,699
                                                           20,028  Newcrest Mining Ltd.                                     385,509
                                                           23,580  OneSteel Ltd.                                             98,446
                                                           23,123  Rio Tinto Ltd.                                         1,474,443
                                                           44,604  Zinifex Ltd.                                             569,487
                                                                                                                     --------------
                                                                                                                          9,555,317
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.0%                   28,965  AGL Energy Ltd.                                          378,016
                                                           24,508  Alinta Ltd.                                              287,924
                                                                                                                     --------------
                                                                                                                            665,940
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                   4,512  Harvey Norman Holdings Ltd.                               17,231
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%       10,809  Caltex Australia Ltd.                                    208,669
                                                           43,497  Origin Energy Ltd.                                       317,093
                                                           35,867  Paladin Resources Ltd. (c)                               282,365
                                                           60,286  Santos Ltd.                                              495,091
                                                           40,015  Woodside Petroleum Ltd.                                1,278,535
                                                                                                                     --------------
                                                                                                                          2,581,753
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%            5,919  PaperlinX Ltd.                                            19,970
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts           114,334  CFS Retail Property Trust                                205,367
                  (REITs) - 0.4%                           43,668  Centro Properties Group                                  307,740
                                                          166,094  Commonwealth Property Office Fund                        184,110
                                                          104,702  DB RREEF Trust                                           146,132
                                                           83,673  ING Industrial Fund                                      159,772
                                                           44,782  Investa Property Group                                    88,047
                                                           42,062  Macquarie Office Trust                                    51,559
                                                           96,340  Macquire Goodman Group                                   544,862
                                                           70,450  Mirvac Group                                             298,686
                                                           89,705  Multiplex Group                                          324,434
                                                          113,446  Stockland                                                748,082
                                                          116,130  Westfield Group                                        1,932,775
                                                                                                                     --------------
                                                                                                                          4,991,566
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                158,909  General Property Trust                            $      635,153
                  Development - 0.1%                       17,800  Lend Lease Corp., Ltd.                                   287,896
                                                                                                                     --------------
                                                                                                                            923,049
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.1%                       38,724  Toll Holdings Ltd.                                       642,298
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury                2,647  Billabong International Ltd.                              35,766
                  Goods - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation                           15,309  Macquarie Airports Group                                  49,422
                  Infrastructure - 0.2%                   178,390  Macquarie Infrastructure Group                           554,248
                                                          208,770  Sydney Roads Group                                       228,037
                                                           72,790  Transurban Group                                         457,021
                                                                                                                     --------------
                                                                                                                          1,288,728
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Australia                      55,321,230
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.6%    Building Products - 0.0%                  3,557  Wienerberger AG                                          222,137
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                  13,292  Erste Bank der Oesterreichischen Sparkassen AG         1,035,178
                                                            2,739  Raiffeisen International Bank Holding AG                 385,573
                                                                                                                     --------------
                                                                                                                          1,420,751
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%               475  RHI AG (c)                                                23,458
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%               509  Mayr-Melnhof Karton AG                                   113,564
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication            25,400  Telekom Austria AG                                       634,839
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                 3,317  Verbund - Oesterreichische
                                                                   Elektrizitaetswirtschafts AG                             148,704
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                     1,842  BetandWin.com Interactive Entertainment AG (c)            86,614
                  Leisure - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                            670  Wiener Staedtische Allgemeine Versicherung AG             47,525
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                          1,053  Andritz AG                                               264,154
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                    4,496  Boehler-Uddeholm AG                                      432,429
                                                            6,656  Voestalpine AG                                           482,802
                                                                                                                     --------------
                                                                                                                            915,231
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.1%       16,340  OMV AG                                                 1,029,176
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                 37,119  IMMOFINANZ Immobilien Anlagen AG (c)                     595,023
                  Development - 0.2%                       24,586  Immoeast Immobilien Anlagen AG (c)                       367,842
                                                           26,023  Meinl European Land Ltd. (c)                             723,759
                                                                                                                     --------------
                                                                                                                          1,686,624
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation                            1,050  Flughafen Wien AG                                        102,827
                  Infrastructure - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Austria                         6,695,604
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.2%    Beverages - 0.1%                         14,338  InBev NV                                               1,035,238
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                          4,255  Solvay SA                                         $      653,890
                                                            2,982  Umicore SA                                               530,202
                                                                                                                     --------------
                                                                                                                          1,184,092
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                  41,887  Dexia SA                                               1,250,024
                                                           15,887  KBC Bancassurance Holding                              1,976,033
                                                                                                                     --------------
                                                                                                                          3,226,057
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                         204  D'ieteren SA                                              84,479
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial                    93,244  Fortis SA                                              4,258,689
                  Services - 0.4%                           4,818  Groupe Bruxelles Lambert SA                              563,738
                                                              211  Groupe Bruxelles Lambert SA Strip VVPR (c)                     3
                                                                                                                     --------------
                                                                                                                          4,822,430
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication            16,020  Belgacom SA                                              711,558
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                 927  Bekaert SA                                               126,025
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                      493  Barco NV                                                  45,534
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%             921  Colruyt SA                                               210,765
                                                            6,069  Delhaize Group                                           557,859
                                                              950  Delhaize Group (a)                                        87,115
                                                                                                                     --------------
                                                                                                                            855,739
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                  1,461  Omega Pharma SA                                           112,533
                  Supplies - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment &                       9,271  AGFA-Gevaert NV                                          209,176
                  Products - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                             1,598  Compagnie Maritime Belge SA (CMB)                        106,094
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%        1,612  Euronav SA                                                54,244
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.1%                    9,183  UCB SA                                                   534,476
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts                 8  Cofinimmo SA                                               1,666
                  (REITs) - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                1,464  Mobistar SA                                              123,794
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Belgium                        13,233,135
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%    Energy Equipment & Services - 0.0%       17,113  SeaDrill Ltd. (c)                                        281,543
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury               19,785  Yue Yuen Industrial Holdings Ltd.                         67,102
                  Goods - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Bermuda                           348,645
-----------------------------------------------------------------------------------------------------------------------------------
Cayman            Communications Equipment - 0.0%         137,301  Foxconn International Holdings Ltd. (c)                  419,099
Islands - 0.0%    -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                 36,000  Shui On Land Ltd. (c)                                     29,810
                  Development - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the Cayman Islands                448,909
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%    Beverages - 0.0%                          2,562  Carlsberg A/S                                            278,810
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                          3,517  Novozymes A/S Class B                                    314,640
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                  42,451  Danske Bank A/S                                   $    1,974,996
                                                            3,100  Jyske Bank (c)                                           249,545
                                                            4,339  Sydbank A/S                                              233,374
                                                                                                                     --------------
                                                                                                                          2,457,915
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%         2,067  FLS Industries A/S Class B                               140,079
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.1%              16,655  Vestas Wind Systems A/S (c)                              933,116
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.1%                      5,963  Danisco A/S                                              469,856
                                                            2,685  East Asiatic Co., Ltd. A/S                               129,009
                                                                                                                     --------------
                                                                                                                            598,865
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                     621  Coloplast A/S Class B                                     52,717
                  Supplies - 0.0%                          23,000  GN Store Nord                                            325,759
                                                            1,430  William Demant Holding (c)                               126,906
                                                                                                                     --------------
                                                                                                                            505,382
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                   436  Bang & Olufsen A/S Class B                                54,014
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                          1,651  Topdanmark A/S (c)                                       319,677
                                                            1,391  TrygVesta A/S                                            115,091
                                                                                                                     --------------
                                                                                                                            434,768
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                            720  NKT Holding A/S                                           57,830
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.1%                                77  AP Moller - Maersk A/S                                   803,442
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%          900  D/S Torm A/S                                              62,364
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.2%                    3,119  H Lundbeck A/S                                            72,974
                                                           18,026  Novo-Nordisk A/S B                                     1,644,970
                                                                                                                     --------------
                                                                                                                          1,717,944
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.1%                        2,955  DSV A/S                                                  518,128
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Denmark                         8,877,297
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.5%    Auto Components - 0.0%                    9,415  Nokian Renkaat Oyj                                       257,828
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                    828  Asko Oyj                                                  29,267
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.7%           1,270  Nokia Oyj (a)                                             29,108
                                                          316,779  Nokia Oyj                                              7,291,177
                                                                                                                     --------------
                                                                                                                          7,320,285
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%        13,931  YIT Oyj                                                  480,129
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial                       325  OKO Bank                                                   5,540
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication            16,191  Elisa Corp.                                       $      469,126
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                36,445  Fortum Oyj                                             1,062,791
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%           2,835  Kesko Oyj Class B                                        151,220
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                       11,715  TietoEnator Oyj                                          341,157
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                         39,801  Sampo Oyj                                              1,207,976
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment &                       5,404  Amer Sports Corp.                                        118,462
                  Products - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                          2,051  Cargotec Corp. Class B                                   123,867
                                                            6,756  KCI Konecranes Oyj                                       226,527
                                                            4,102  Kone Oyj Class B                                         234,364
                                                           12,656  Metso Oyj                                                668,650
                                                            4,830  Wartsila Oyj                                             298,669
                                                                                                                     --------------
                                                                                                                          1,552,077
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                820  SanomaWSOY Oyj (Class B)                                  24,329
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                   10,968  Outokumpu Oyj                                            376,984
                                                            6,996  Rautaruukki Oyj                                          326,067
                                                                                                                     --------------
                                                                                                                            703,051
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%       10,409  Neste Oil Oyj                                            358,744
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.2%           57,145  Stora Enso Oyj Class R                                   992,379
                                                           43,954  UPM-Kymmene Oyj                                        1,119,709
                                                                                                                     --------------
                                                                                                                          2,112,088
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.0%                    2,670  Orion Oyj                                                 64,343
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Finland                        16,258,413
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.2%     Aerospace & Defense - 0.1%               29,654  European Aeronautic Defense and Space Co.                919,817
                                                            7,747  Safran SA                                                189,072
                                                            6,060  Thales SA                                                351,818
                                                            2,001  Zodiac SA                                                144,023
                                                                                                                     --------------
                                                                                                                          1,604,730
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                           9,788  Air France-KLM                                           446,520
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.2%                   12,863  Compagnie Generale des Etablissements Michelin         1,420,516
                                                            7,921  Valeo SA                                                 464,622
                                                                                                                     --------------
                                                                                                                          1,885,138
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.3%                       14,701  Peugeot SA                                             1,036,114
                                                           13,512  Renault SA                                             1,580,272
                                                                                                                     --------------
                                                                                                                          2,616,386
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                          7,807  Pernod-Ricard SA                                  $    1,583,322
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.2%                 26,256  Cie de Saint-Gobain                                    2,566,360
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                          9,546  Air Liquide                                            2,327,235
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.3%                  66,163  BNP Paribas SA                                         6,910,705
                                                           48,775  Credit Agricole SA                                     1,901,899
                                                           29,794  Societe Generale                                       5,148,946
                                                                                                                     --------------
                                                                                                                         13,961,550
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services &                     1,788  Societe BIC SA (c)                                       125,037
                  Supplies - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.2%         175,306  Alcatel SA                                             2,063,140
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.2%        17,198  Vinci SA (c)                                           2,665,427
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%             1,157  Imerys SA                                                107,417
                                                           12,682  Lafarge SA                                             1,993,808
                                                                                                                     --------------
                                                                                                                          2,101,225
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication           130,418  France Telecom SA                                      3,444,294
                  Services - 0.3%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.3%               8,223  Alstom (c)                                             1,067,159
                                                           19,329  Schneider Electric SA                                  2,453,726
                                                            1,114  Schneider Electric SA (c)                                136,908
                                                                                                                     --------------
                                                                                                                          3,657,793
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.1%        8,533  Technip SA                                               626,020
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.4%          49,112  Carrefour SA                                           3,591,929
                                                            4,770  Casino Guichard Perrachon SA                             481,594
                                                                                                                     --------------
                                                                                                                          4,073,523
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.3%                     18,807  Groupe Danone                                          3,072,571
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                     13,030  Gaz de France SA                                         604,686
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                   7,754  Cie Generale d'Optique Essilor International SA          890,800
                  Supplies - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                    17,658  Accor SA                                               1,687,510
                  Leisure - 0.2%                            5,938  Sodexho Alliance SA                                      434,766
                                                                                                                     --------------
                                                                                                                          2,122,276
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.1%                26,483  Thomson                                                  509,785
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                        6,866  Atos Origin (c)                                          459,788
                                                           12,299  Cap Gemini SA                                            936,320
                                                                                                                     --------------
                                                                                                                          1,396,108
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                        132,347  AXA SA                                            $    5,611,475
                                                            2,383  CNP Assurances                                           277,522
                                                            8,310  Scor Regroupe                                            224,460
                                                                                                                     --------------
                                                                                                                          6,113,457
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                          3,691  Vallourec (c)                                            944,605
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.5%                             11,071  Lagardere S.C.A.                                         852,446
                                                            1,739  M6-Metropole Television                                   63,698
                                                            7,450  PagesJaunes Groupe SA                                    162,616
                                                           15,074  Publicis Groupe                                          728,137
                                                           15,765  Societe Television Francaise 1                           527,753
                                                           88,600  Vivendi SA                                             3,600,385
                                                                                                                     --------------
                                                                                                                          5,935,035
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.5%                   77,824  Suez SA                                                4,104,372
                                                           21,250  Veolia Environnement SA                                1,580,004
                                                                                                                     --------------
                                                                                                                          5,684,376
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.1%                   5,229  Pinault-Printemps-Redoute                                836,190
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.0%                 1,763  Neopost SA                                               251,995
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 1.1%      170,535  Total SA                                              11,948,544
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.2%                 21,571  L'Oreal SA                                             2,355,091
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.6%                   80,742  Sanofi-Aventis                                         7,021,606
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts               492  Gecina SA                                                 91,494
                  (REITs) - 0.1%                            1,410  Klepierre                                                272,812
                                                            4,183  Unibail                                                1,267,769
                                                                                                                     --------------
                                                                                                                          1,632,075
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor           60,607  STMicroelectronics NV                                  1,166,656
                  Equipment - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.0%                           9,170  Business Objects SA (c)                                  333,804
                                                            2,804  Dassault Systemes SA                                     150,765
                                                                                                                     --------------
                                                                                                                            484,569
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury                4,243  Hermes International                                     587,090
                  Goods - 0.3%                             20,534  LVMH Moet Hennessy Louis Vuitton SA                    2,278,081
                                                                                                                     --------------
                                                                                                                          2,865,171
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation                              388  Societe Des Autoroutes Paris-Rhin-Rhone                   35,349
                  Infrastructure - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication               18,355  Bouygues                                               1,418,449
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in France                        103,037,094
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 7.0%    Air Freight & Logistics - 0.2%           65,269  Deutsche Post AG                                  $    1,975,708
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                          18,119  Deutsche Lufthansa AG                                    492,071
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.1%                   11,653  Continental AG                                         1,506,224
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.7%                       70,708  DaimlerChrysler AG                                     5,799,531
                                                           14,591  Volkswagen AG                                          2,192,772
                                                                                                                     --------------
                                                                                                                          7,992,303
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.5%                   40,945  Deutsche Bank AG Registered Shares                     5,515,561
                                                            3,332  MLP AG                                                    83,501
                                                                                                                     --------------
                                                                                                                          5,599,062
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.8%                         38,622  BASF AG                                                4,348,258
                                                           55,207  Bayer AG                                               3,528,103
                                                           10,093  Linde AG                                               1,087,378
                                                                                                                     --------------
                                                                                                                          8,963,739
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                  52,439  Commerzbank AG                                         2,320,068
                                                            5,074  Deutsche Postbank AG                                     442,405
                                                                                                                     --------------
                                                                                                                          2,762,473
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.0%            1,694  Wincor Nixdorf AG                                        157,861
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%         2,333  Bilfinger Berger AG                                      212,298
                                                            4,000  Hochtief AG                                              405,562
                                                                                                                     --------------
                                                                                                                            617,860
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial                     8,817  Deutsche Boerse AG                                     2,019,952
                  Services - 0.2%
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication           223,122  Deutsche Telekom AG                                    3,689,938
                  Services - 0.3%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.6%                49,507  E.ON AG                                                6,731,084
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%               4,033  Solarworld AG                                            313,173
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%          14,817  Metro AG                                               1,049,238
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                        131  Suedzucker AG                                              2,502
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers &                   4,864  Celesio AG                                               305,645
                  Services - 0.1%                           5,147  Fresenius Medical Care AG                                748,890
                                                                                                                     --------------
                                                                                                                          1,054,535
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                    24,718  TUI AG                                                   611,189
                  Leisure - 0.1%
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.7%           1,629  Rheinmetall AG                                    $      151,021
                                                           66,201  Siemens AG                                             7,076,509
                                                              860  Siemens AG (a)                                            92,192
                                                                                                                     --------------
                                                                                                                          7,319,722
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.9%                         33,539  Allianz AG Registered Shares                           6,886,653
                                                           17,041  Muenchener Rueckversicherungs AG Registered
                                                                   Shares                                                 2,882,167
                                                                                                                     --------------
                                                                                                                          9,768,820
                  -----------------------------------------------------------------------------------------------------------------
                  Life Sciences Tools &                    6,232  Qiagen NV (c)                                             105,894
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                          2,427  Heidelberger Druckmaschn AG                              111,204
                                                            9,239  MAN AG                                                 1,074,977
                                                                                                                     --------------
                                                                                                                          1,186,181
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                              6,550  Premiere AG (c)                                          142,621
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                    2,575  Salzgitter AG (c)                                        376,039
                                                           31,267  ThyssenKrupp AG                                        1,547,081
                                                                                                                     --------------
                                                                                                                          1,923,120
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.4%                   36,391  RWE AG                                                 3,849,642
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                   2,800  KarstadtQuelle AG (c)                                    103,234
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.0%                  5,194  Beiersdorf AG                                            354,204
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.1%                    7,374  Altana AG                                                478,932
                                                            6,040  Merck KGaA                                               778,772
                                                                                                                     --------------
                                                                                                                          1,257,704
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                  4,416  IVG Immobilien AG                                        211,482
                  Development - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor           60,366  Infineon Technologies AG (c)                             939,451
                  Equipment - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.3%                          69,753  SAP AG                                                 3,109,389
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.0%                   1,073  Douglas Holding AG                                        62,996
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury               19,872  Adidas-Salomon AG                                      1,086,524
                  Goods - 0.2%                              1,413  Puma AG Rudolf Dassler Sport                             516,641
                                                                                                                     --------------
                                                                                                                          1,603,165
                  -----------------------------------------------------------------------------------------------------------------
                  Thrifts & Mortgage Finance - 0.1%        12,944  Hypo Real Estate Holding AG                              825,481
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Germany                        78,302,018
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%     Beverages - 0.0%                          5,631  Coca-Cola Hellenic Bottling Co. SA                       236,947
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.4%                  35,613  Alpha Bank AE                                          1,127,490
                                                           21,508  EFG Eurobank Ergasias SA                                 879,179

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           33,103  National Bank of Greece SA                        $    1,755,553
                                                           21,294  Piraeus Bank SA                                          739,582
                                                                                                                     --------------
                                                                                                                          4,501,804
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%          13,438  Intracom SA (c)                                           71,804
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%         3,355  Hellenic Technodomiki Tev SA                              49,299
                                                            9,486  Technical Olympic SA                                      19,895
                                                                                                                     --------------
                                                                                                                             69,194
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%             2,652  Titan Cement Co. SA                                      143,124
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial                     4,962  Hellenic Exchanges SA                                    113,877
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication            23,107  Hellenic Telecommunications Organization SA (c)          632,164
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                 5,799  Public Power Corp.                                       141,917
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                    15,257  OPAP SA                                                  585,342
                  Leisure - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                    4,010  Viohalco, Hellenic Copper and Aluminum
                                                                   Industry SA                                               61,817
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%          447  Hellenic Petroleum SA                                      6,377
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                9,444  Cosmote Mobile Telecommunications SA                     282,844
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Greece                          6,847,211
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.5%  Airlines - 0.0%                          24,263  Cathay Pacific Airways Ltd.                               61,733
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                 344,400  BOC Hong Kong Holdings Ltd.                              834,829
                                                          140,139  Bank of East Asia Ltd.                                   815,168
                                                           70,553  Hang Seng Bank Ltd.                                    1,002,289
                                                            3,500  Wing Hang Bank Ltd.                                       43,092
                                                                                                                     --------------
                                                                                                                          2,695,378
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.1%                     175,990  Li & Fung Ltd.                                           552,960
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial                    99,348  Hong Kong Exchanges and Clearing Ltd.                    968,241
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication           103,195  PCCW Ltd.                                                 61,942
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%               141,187  CLP Holdings Ltd.                                      1,030,872
                                                            1,500  Cheung Kong Infrastructure Holdings Ltd.                   5,222
                                                           83,500  HongKong Electric Holdings Ltd.                          428,534
                                                                                                                     --------------
                                                                                                                          1,464,628
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%              87,328  Johnson Electric Holdings Ltd.                            58,006
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                   24,147  Kingboard Chemical Holdings Ltd.                         101,520
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                    225,240  The Hong Kong and China Gas Co. Ltd.              $      503,320
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                    56,990  Shangri-La Asia Ltd.                                     141,062
                  Leisure - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                83,560  Techtronic Industries Co.                                100,740
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.2%         182,176  Hutchison Whampoa Ltd.                                 1,752,163
                                                           56,773  Melco International Development Ltd.                     102,160
                                                                                                                     --------------
                                                                                                                          1,854,323
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                             7,557  Orient Overseas International Ltd.                        70,217
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                              4,000  Television Broadcasts Ltd.                                25,008
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts           222,414  The Link REIT                                            535,149
                  (REITs) - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                129,835  Cheung Kong Holdings Ltd.                              1,643,397
                  Development - 0.5%                      230,000  Hang Lung Properties Ltd.                                643,182
                                                           92,491  Henderson Land Development Co., Ltd.                     540,374
                                                            5,791  Hysan Development Co. Ltd.                                15,750
                                                           16,500  Kerry Properties Ltd.                                     84,786
                                                          185,484  New World Development Ltd.                               420,654
                                                           20,000  Shun Tak Holdings Ltd.                                    26,569
                                                           52,421  Sino Land Co.                                            112,846
                                                          120,324  Sun Hung Kai Properties Ltd.                           1,392,115
                                                           72,577  Swire Pacific Ltd. Class A                               814,616
                                                           64,107  Wharf Holdings Ltd.                                      237,935
                                                                                                                     --------------
                                                                                                                          5,932,224
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                       55,500  MTR Corp.                                                138,936
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor            5,004  ASM Pacific Technology Ltd.                               29,524
                  Equipment - 0.0%                        674,000  Solomon Systech International Ltd.                       106,101
                                                                                                                     --------------
                                                                                                                            135,625
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                  94,000  Esprit Holdings Ltd.                                   1,102,592
                                                          120,394  Giordano International Ltd.                               58,552
                                                                                                                     --------------
                                                                                                                          1,161,144
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury              59,353  Texwinca Holdings Ltd.                                     40,032
                  Goods - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation                          18,349  Hopewell Holdings Ltd.                                     71,391
                  Infrastructure - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication              176,647  Hutchison Telecommunications International
                  Services - 0.0%                                  Ltd. (c)                                                 358,110
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Hong Kong                      17,031,689
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%    Airlines - 0.0%                          55,360  Ryanair Holdings Plc (c)                                 431,142
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                         32,185  C&C Group Plc                                     $      488,844
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                  5,627  Kingspan Group Plc                                       149,208
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.4%                  73,878  Allied Irish Banks Plc                                 2,190,908
                                                           75,253  Bank of Ireland                                        1,622,486
                                                           23,536  Depfa Bank Plc                                           420,359
                                                                                                                     --------------
                                                                                                                          4,233,753
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%            46,833  CRH Plc                                                2,000,095
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%             648  Total Produce (c)                                            718
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                     20,458  Greencore Group Plc                                      125,712
                                                            3,054  Iaws Group Plc                                            71,149
                                                            5,997  Kerry Group Plc                                          166,630
                                                                                                                     --------------
                                                                                                                            363,491
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                       264  Paddy Power Plc                                            6,983
                  Leisure - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                54,122  Waterford Wedgewood Plc Restricted Shares                  4,555
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%           2,954  DCC Plc                                                  104,177
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                         21,693  Irish Life & Permanent Plc                               595,508
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                             60,610  Independent News & Media Plc                             275,283
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.0%                   28,095  Elan Corp. Plc (c)                                       360,293
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies &                       9,938  Grafton Group Plc                                        150,678
                  Distributors - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Ireland                         9,164,728
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.7%      Aerospace & Defense - 0.1%               27,008  Finmeccanica SpA                                         812,849
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.1%                       48,452  Fiat SpA                                               1,222,255
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.1%                   43,925  Mediobanca SpA                                           978,673
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.4%                 556,083  Banca Intesa SpA                                       4,223,791
                                                           56,941  Banca Intesa SpA (RNC)                                   426,721
                                                           68,432  Banca Monte dei Paschi di Siena SpA                      428,734
                                                           41,847  Banca Popolare di Milano Scrl                            648,061
                                                           35,533  Banco Popolare di Verona e Novara Scrl                 1,104,547
                                                          143,273  Capitalia SpA                                          1,297,053
                                                          599,308  UniCredito Italiano SpA                                5,704,150
                                                           57,994  Unione Di Banche Italiane SPCA                         1,715,982
                                                                                                                     --------------
                                                                                                                         15,549,039
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%             5,058  Italcementi SpA                                   $      151,485
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication           891,944  Telecom Italia SpA                                     2,545,041
                  Services - 0.3%                         433,653  Telecom Italia SpA (RNC)                               1,073,430
                                                                                                                     --------------
                                                                                                                          3,618,471
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%               354,117  Enel SpA                                               3,789,093
                                                          127,041  Terna SpA                                                472,464
                                                                                                                     --------------
                                                                                                                          4,261,557
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.0%                     63,411  Snam Rete Gas SpA                                        402,614
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                     4,375  Autogrill SpA                                             83,808
                  Leisure - 0.0%                            6,442  Lottomatica SpA                                          256,789
                                                                                                                     --------------
                                                                                                                            340,597
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%         331,247  Pirelli & C SpA                                          365,943
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.4%                         32,543  Alleanza Assicurazioni SpA                               415,379
                                                           78,622  Assicurazioni Generali SpA                             3,344,053
                                                            6,294  Fondiaria-Sai SpA                                        288,976
                                                           24,740  Mediolanum SpA                                           200,606
                                                           35,217  Unipol SpA (Preference Shares) (c)                       128,667
                                                                                                                     --------------
                                                                                                                          4,377,681
                  -----------------------------------------------------------------------------------------------------------------
                  Internet Software &                      27,235  Tiscali SpA (c)                                          102,997
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                              4,823  Arnoldo Mondadori Editore SpA                             50,383
                                                           12,331  Gruppo Editoriale L'Espresso SpA                          65,725
                                                           73,995  Mediaset SpA                                             805,099
                                                          158,897  Seat Pagine Gialle SpA                                    97,959
                                                                                                                     --------------
                                                                                                                          1,019,166
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.6%        4,487  ENI SpA (a)(i)                                           290,892
                                                          197,158  ENI SpA                                                6,415,753
                                                                                                                     --------------
                                                                                                                          6,706,645
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury                4,772  Benetton Group SpA                                        77,261
                  Goods - 0.1%                              9,077  Bulgari SpA                                              131,076
                                                            6,979  Luxottica Group SpA                                      222,630
                                                                                                                     --------------
                                                                                                                            430,967
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation                           20,529  Autostrade SpA                                           658,165
                  Infrastructure - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Italy                          40,999,104
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 20.7%     Air Freight & Logistics - 0.1%           31,000  Yamato Transport Co., Ltd.                        $      499,830
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                          15,000  All Nippon Airways Co., Ltd.                              58,936
                                                          114,000  Japan Airlines Corp.                                     237,016
                                                                                                                     --------------
                                                                                                                            295,952
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.4%                   17,200  Aisin Seiki Co., Ltd.                                    602,817
                                                           55,000  Bridgestone Corp.                                      1,099,160
                                                           34,600  Denso Corp.                                            1,286,049
                                                           19,000  NGK Spark Plug Co., Ltd.                                 355,524
                                                            1,000  NHK Spring Co., Ltd.                                      10,039
                                                            6,400  NOK Corp.                                                108,893
                                                           11,900  Stanley Electric Co., Ltd.                               241,858
                                                           23,100  Sumitomo Rubber Industries, Ltd.                         253,073
                                                            1,200  Toyoda Gosei Co., Ltd.                                    28,360
                                                           12,500  Toyota Industries Corp.                                  591,904
                                                                                                                     --------------
                                                                                                                          4,577,677
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 1.9%                      121,400  Honda Motor Co., Ltd.                                  4,234,165
                                                          180,700  Nissan Motor Co., Ltd.                                 1,936,729
                                                          223,600  Toyota Motor Corp.                                    14,326,035
                                                           10,000  Yamaha Motor Co., Ltd.                                   280,041
                                                                                                                     --------------
                                                                                                                         20,776,970
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.2%                         32,700  Asahi Breweries Ltd.                                     524,465
                                                              200  Coca-Cola West Holdings Co., Ltd.                          4,336
                                                            6,200  ITO EN, Ltd.                                             202,037
                                                           52,000  Kirin Brewery Co., Ltd.                                  751,052
                                                           25,000  Sapporo Holdings Ltd.                                    175,874
                                                           12,000  Takara Holdings, Inc.                                     84,725
                                                                                                                     --------------
                                                                                                                          1,742,489
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.2%                 68,100  Asahi Glass Co., Ltd.                                    958,740
                                                            2,000  Central Glass Co., Ltd.                                   13,527
                                                           16,300  Daikin Industries Ltd.                                   567,125
                                                           14,800  JS Group Corp.                                           320,893
                                                           69,000  Nippon Sheet Glass Co., Ltd.                             361,864
                                                           27,000  Sanwa Shutter Corp.                                      168,177
                                                           21,000  Toto Ltd.                                                210,463
                                                                                                                     --------------
                                                                                                                          2,600,789
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.6%                  114,000  Daiwa Securities Group, Inc.                      $    1,376,629
                                                            1,000  Jafco Co., Ltd.                                           55,329
                                                           10,300  Matsui Securities Co., Ltd. (c)                           90,291
                                                           10,000  Mitsubishi UFJ Securities Co. (c)                        114,223
                                                           77,500  Nikko Cordial Corp.                                    1,106,861
                                                          131,300  Nomura Holdings, Inc.                                  2,735,417
                                                              229  SBI E*trade Securities Co. Ltd.                          289,554
                                                            1,026  SBI Holdings, Inc.                                       389,190
                                                           43,300  Shinko Securities Co., Ltd. (c)                          219,366
                                                                                                                     --------------
                                                                                                                          6,376,860
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.9%                         78,000  Asahi Kasei Corp.                                        567,923
                                                            3,000  Daicel Chemical Industries Ltd.                           20,494
                                                           28,000  Dainippon Ink and Chemicals, Inc.                        111,202
                                                            8,000  Denki Kagaku Kogyo Kabushiki Kaisha                       37,475
                                                            2,800  Hitachi Chemical Co., Ltd.                                65,818
                                                           13,000  JSR Corp.                                                300,068
                                                           13,000  Kaneka Corp.                                             123,999
                                                            2,000  Kansai Paint Co., Ltd.                                    17,091
                                                           22,500  Kuraray Co., Ltd.                                        243,063
                                                           75,500  Mitsubishi Chemical Holdings Corp.                       642,621
                                                           20,000  Mitsubishi Gas Chemical Co., Inc.                        191,785
                                                           46,000  Mitsubishi Rayon Co., Ltd.                               306,432
                                                           35,000  Mitsui Chemicals, Inc.                                   305,923
                                                           16,000  Nippon Kayaku Co., Ltd.                                  132,111
                                                            6,000  Nippon Sanso Corp.                                        54,175
                                                           22,000  Nissan Chemical Industries Ltd.                          284,148
                                                           15,710  Nitto Denko Corp.                                        737,239
                                                           32,100  Shin-Etsu Chemical Co., Ltd.                           1,958,579
                                                          140,000  Showa Denko KK                                           526,307
                                                           13,000  Sumitomo Bakelite Co., Ltd.                               93,992
                                                          117,000  Sumitomo Chemical Co., Ltd.                              883,656
                                                          104,000  Teijin Ltd.                                              586,897

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           25,000  Tokuyama Corp.                                    $      437,033
                                                          128,700  Toray Industries, Inc.                                   930,519
                                                           35,000  Tosoh Corp.                                              180,287
                                                           99,000  Ube Industries Ltd.                                      314,206
                                                           15,000  Zeon Corp.                                               154,913
                                                                                                                     --------------
                                                                                                                         10,207,956
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 2.0%                  11,000  The 77 Bank Ltd.                                          71,784
                                                           62,000  The Bank of Fukuoka Ltd.                                 500,356
                                                            9,000  The Bank of Kyoto Ltd.                                   103,335
                                                          111,000  The Bank of Yokohama Ltd.                                827,979
                                                           52,000  The Chiba Bank Ltd.                                      458,927
                                                           13,000  The Gunma Bank Ltd.                                       92,116
                                                           72,100  Hokuhoku Financial Group, Inc.                           248,410
                                                           32,000  The Joyo Bank Ltd.                                       199,864
                                                              653  Mitsubishi UFJ Financial Group, Inc.                   7,370,078
                                                           44,000  Mitsui Trust Holdings, Inc.                              433,876
                                                              718  Mizuho Financial Group, Inc.                           4,624,593
                                                           27,000  The Nishi-Nippon City Bank Ltd.                          119,832
                                                              319  Resona Holdings, Inc.                                    858,138
                                                               12  Sapporo Hokuyo Holdings, Inc.                            120,163
                                                          150,000  Shinsei Bank Ltd.                                        719,196
                                                           32,000  The Shizuoka Bank Ltd.                                   340,801
                                                              498  Sumitomo Mitsui Financial Group, Inc.                  4,521,894
                                                           85,000  The Sumitomo Trust & Banking Co., Ltd.                   886,499
                                                            8,000  Suruga Bank Ltd.                                         104,277
                                                                                                                     --------------
                                                                                                                         22,602,118
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services &                     7,300  Arrk Corp.                                                88,091
                  Supplies - 0.3%                          40,000  Dai Nippon Printing Co., Ltd.                            629,328
                                                              209  The Goodwill Group, Inc.                                 164,589
                                                            4,500  Kokuyo Co., Ltd.                                          59,534
                                                            4,500  Meitec Corp.                                             145,112

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           10,200  Park24 Co. Ltd.                                   $      137,195
                                                           19,000  Secom Co., Ltd.                                          881,959
                                                           48,000  Toppan Printing Co., Ltd.                                501,018
                                                                                                                     --------------
                                                                                                                          2,606,826
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%           7,000  Uniden Corp.                                              54,294
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.4%          127,000  Fujitsu Ltd.                                             846,020
                                                           12,400  Mitsumi Electric Co., Ltd.                               410,387
                                                          183,000  NEC Corp.                                                981,466
                                                            7,300  Seiko Epson Corp.                                        214,961
                                                          245,000  Toshiba Corp.                                          1,636,244
                                                                                                                     --------------
                                                                                                                          4,089,078
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.2%         8,457  COMSYS Holdings Corp.                                     90,785
                                                           12,000  Chiyoda Corp.                                            263,238
                                                           22,000  JGC Corp.                                                361,066
                                                          101,800  Kajima Corp.                                             520,058
                                                            8,000  Kinden Corp.                                              71,758
                                                           38,000  Nishimatsu Construction Co., Ltd.                        122,862
                                                           68,000  Obayashi Corp.                                           438,561
                                                           13,000  Okumura Corp.                                             71,266
                                                           26,000  Shimizu Corp.                                            159,521
                                                          116,000  Taisei Corp.                                             430,177
                                                            3,000  Toda Corp.                                                14,358
                                                                                                                     --------------
                                                                                                                          2,543,650
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%            65,000  Sumitomo Osaka Cement Co., Ltd.                          195,265
                                                           78,000  Taiheiyo Cement Corp.                                    344,857
                                                                                                                     --------------
                                                                                                                            540,122
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.3%                   3,100  Acom Co., Ltd.                                           131,797
                                                            8,500  Aeon Credit Service Co., Ltd.                            143,254
                                                            6,600  Aiful Corp.                                              204,430
                                                           16,700  Credit Saison Co., Ltd.                                  549,864
                                                              200  Hitachi Capital Corp.                                      3,997
                                                            6,580  ORIX Corp.                                             1,714,240

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            3,400  Promise Co., Ltd.                                 $      128,106
                                                               10  Shohkoh Fund & Co., Ltd.                                   1,784
                                                            8,010  Takefuji Corp.                                           321,515
                                                                                                                     --------------
                                                                                                                          3,198,987
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%             6,500  Toyo Seikan Kaisha Ltd.                                  131,004
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                       1,000  Canon Marketing Japan Inc.                                20,961
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Consumer                      2,300  Benesse Corp.                                             85,489
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication               368  Nippon Telegraph & Telephone Corp.                     1,945,553
                  Services - 0.2%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.9%                55,400  Chubu Electric Power Co., Inc.                         1,904,022
                                                            9,600  Hokkaido Electric Power Co., Inc.                        254,990
                                                           63,900  The Kansai Electric Power Co., Inc.                    1,838,264
                                                           25,000  Kyushu Electric Power Co., Inc.                          710,709
                                                           37,100  Tohoku Electric Power Co., Inc.                          941,353
                                                           98,400  The Tokyo Electric Power Co., Inc.                     3,365,173
                                                                                                                     --------------
                                                                                                                          9,014,511
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.3%              16,800  Fuji Electric Holdings Co., Ltd.                          77,984
                                                           40,000  Fujikura Ltd.                                            282,077
                                                           41,000  Furukawa Electric Co., Ltd.                              250,509
                                                           14,873  Matsushita Electric Works Ltd.                           170,514
                                                          138,000  Mitsubishi Electric Corp.                              1,421,690
                                                           47,900  Sumitomo Electric Industries Ltd.                        728,418
                                                            2,900  Ushio, Inc.                                               55,987
                                                                                                                     --------------
                                                                                                                          2,987,179
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                   16,900  Alps Electric Co., Ltd.                                  197,912
                  Instruments - 0.9%                       39,800  Citizens Holding Co. Ltd.                                373,547
                                                           13,000  Dainippon Screen Manufacturing Co., Ltd.                  98,294
                                                            1,300  Hirose Electric Co., Ltd.                                156,322
                                                          280,000  Hitachi Ltd.                                           2,171,758
                                                           36,200  Hoya Corp.                                             1,201,137
                                                            8,700  Ibiden Co., Ltd.                                         451,095
                                                            2,400  Keyence Corp.                                            541,548
                                                           11,300  Kyocera Corp.                                          1,065,368
                                                            1,100  Mabuchi Motor Co., Ltd.                                   68,050
                                                           14,000  Murata Manufacturing Co., Ltd.                         1,021,724

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            6,700  Nidec Corp.                                       $      432,111
                                                           19,500  Nippon Electric Glass Co.                                341,713
                                                           31,000  Oki Electric Industry Co., Ltd. (c)                       59,717
                                                           12,800  Omron Corp.                                              344,331
                                                           11,600  TDK Corp.                                              1,006,042
                                                           17,000  Taiyo Yuden Co., Ltd.                                    354,167
                                                            7,000  Yaskawa Electric Corp.                                    82,688
                                                            9,200  Yokogawa Electric Corp.                                  140,998
                                                                                                                     --------------
                                                                                                                         10,108,522
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.3%          43,000  Aeon Co., Ltd.                                           857,519
                                                              200  Circle K Sunkus Co., Ltd.                                  3,734
                                                            3,600  FamilyMart Co., Ltd.                                     100,204
                                                            7,900  Lawson, Inc.                                             303,691
                                                            3,000  Matsumotokiyoshi Co., Ltd.                                68,737
                                                           65,500  Seven & I Holdings Co. Ltd.                            1,995,460
                                                            4,000  UNY Co., Ltd.                                             54,888
                                                                                                                     --------------
                                                                                                                          3,384,233
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.2%                     59,000  Ajinomoto Co., Inc.                                      678,921
                                                              100  House Foods Corp.                                          1,706
                                                           16,600  Katokichi Co., Ltd.                                      104,384
                                                           17,000  Kikkoman Corp.                                           217,838
                                                           25,000  Meiji Dairies Corp.                                      196,241
                                                           26,000  Nichirei Corp.                                           152,020
                                                            5,000  Nippon Meat Packers, Inc.                                 61,142
                                                           11,000  Nisshin Seifun Group, Inc.                               111,923
                                                            8,000  Nissin Food Products Co., Ltd.                           293,279
                                                           12,500  QP Corp.                                                 113,395
                                                           10,000  Toyo Suisan Kaisha, Ltd.                                 196,877
                                                            4,300  Yakult Honsha Co., Ltd.                                  109,835
                                                            6,000  Yamazaki Baking Co., Ltd.                                 54,735
                                                                                                                     --------------
                                                                                                                          2,292,296
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.2%                    163,000  Osaka Gas Co., Ltd.                                      632,137
                                                          202,000  Tokyo Gas Co., Ltd.                                    1,126,222
                                                                                                                     --------------
                                                                                                                          1,758,359
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                  14,000  Olympus Corp.                                     $      478,785
                  Supplies - 0.2%                          16,600  Terumo Corp.                                             646,589
                                                                                                                     --------------
                                                                                                                          1,125,374
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers &                     500  Alfresa Holdings Corp.                                    31,823
                  Services - 0.0%                           8,000  Mediceo Paltac Holdings Co. Ltd.                         152,410
                                                            2,500  Suzuken Co., Ltd.                                         88,680
                                                                                                                     --------------
                                                                                                                            272,913
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                     1,800  Oriental Land Co., Ltd.                                  107,077
                  Leisure - 0.0%                               39  ROUND ONE Corp.                                           78,768
                                                                                                                     --------------
                                                                                                                            185,845
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 1.1%                26,200  Casio Computer Co., Ltd.                                 573,625
                                                            3,700  Daito Trust Construction Co., Ltd.                       174,262
                                                           34,000  Daiwa House Industry Co., Ltd.                           557,722
                                                           48,500  HASEKO Corp. (c)                                         176,977
                                                            5,500  Makita Corp.                                             203,963
                                                          146,000  Matsushita Electric Industrial Co., Ltd.               2,942,549
                                                           25,600  Pioneer Corp.                                            334,555
                                                          213,000  Sanyo Electric Co., Ltd.                                 363,315
                                                           20,000  Sekisui Chemical Co., Ltd.                               159,369
                                                           53,000  Sekisui House Ltd.                                       824,864
                                                           83,000  Sharp Corp.                                            1,598,863
                                                           79,500  Sony Corp.                                             4,041,115
                                                                                                                     --------------
                                                                                                                         11,951,179
                  -----------------------------------------------------------------------------------------------------------------
                  Household Products - 0.1%                43,000  Kao Corp.                                              1,258,910
                                                            2,200  Uni-Charm Corp.                                          139,274
                                                                                                                     --------------
                                                                                                                          1,398,184
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                        6,400  CSK Holdings Corp.                                       268,296
                                                              700  Itochu Techno-Science Corp.                               33,562
                                                               43  NET One Systems Co., Ltd.                                 51,086
                                                               73  NTT Data Corp.                                           371,071
                                                           12,500  Nomura Research Institute Ltd.                           368,084

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              100  Obic Co., Ltd.                                    $       19,781
                                                              400  Otsuka Shokai Co., Ltd.                                   38,289
                                                            4,700  TIS, Inc.                                                111,677
                                                                                                                     --------------
                                                                                                                          1,261,846
                  -----------------------------------------------------------------------------------------------------------------
                  Independent Power Producers &            11,400  Electric Power Development Co.                           573,676
                  Energy Traders - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%          74,000  Hankyu Hanshin Holdings, Inc.                            447,743
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                         51,700  Millea Holdings, Inc.                                  1,912,865
                                                          104,000  Mitsui Sumitomo Insurance Co., Ltd.                    1,305,295
                                                           53,800  Sompo Japan Insurance, Inc.                              670,674
                                                           18,150  T&D Holdings, Inc.                                     1,252,202
                                                                                                                     --------------
                                                                                                                          5,141,036
                  -----------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.0%            760  Rakuten, Inc.                                            361,168
                  -----------------------------------------------------------------------------------------------------------------
                  Internet Software &                          45  Access Co. Ltd. (c)                                      201,629
                  Services - 0.0%                             179  eAccess Ltd.                                             118,938
                                                              156  Index Corp.                                               80,754
                                                              930  Yahoo! Japan Corp. (c)                                   320,812
                                                                                                                     --------------
                                                                                                                            722,133
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment &                      41,300  Fuji Photo Film Co., Ltd.                              1,689,291
                  Products - 0.3%                          11,100  Namco Bandai Holdings, Inc.                              173,226
                                                           21,000  Nikon Corp.                                              442,846
                                                            6,700  Sankyo Co., Ltd. (Gunma)                                 294,518
                                                           13,232  Sega Sammy Holdings, Inc.                                308,792
                                                            3,200  Shimano, Inc.                                             98,846
                                                            8,300  Yamaha Corp.                                             185,243
                                                                                                                     --------------
                                                                                                                          3,192,762
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 1.0%                         18,000  Amada Co., Ltd.                                          205,754
                                                            9,100  Amano Corp.                                              111,124
                                                            9,500  Daifuku Co., Ltd.                                        137,695
                                                           57,000  Ebara Corp.                                              270,392
                                                           13,400  Fanuc Ltd.                                             1,247,437
                                                            5,000  Hino Motors Ltd.                                          26,646
                                                            8,400  Hitachi Construction Machinery Co., Ltd.                 227,393
                                                          130,000  Ishikawajima-Harima Heavy Industries Co., Ltd.           540,563
                                                            7,900  JTEKT Corp.                                              138,438

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           44,000  The Japan Steel Works, Ltd.                       $      529,090
                                                          150,000  Kawasaki Heavy Industries Ltd.                           635,183
                                                           76,000  Komatsu Ltd.                                           1,599,457
                                                           73,000  Kubota Corp.                                             639,927
                                                           10,800  Kurita Water Industries Ltd.                             261,202
                                                           31,000  Minebea Co., Ltd.                                        192,040
                                                          270,200  Mitsubishi Heavy Industries Ltd.                       1,747,220
                                                           92,000  Mitsui Engineering & Shipbuilding Co., Ltd.              389,579
                                                           26,000  NGK Insulators Ltd.                                      536,151
                                                           20,000  NSK Ltd.                                                 190,767
                                                           18,000  NTN Corp.                                                155,804
                                                           15,000  OKUMA Corp.                                              175,407
                                                              900  OSG Corp.                                                 13,641
                                                            3,200  SMC Corp.                                                429,328
                                                           35,000  Sumitomo Heavy Industries Ltd.                           348,693
                                                            5,000  THK Co., Ltd.                                            117,744
                                                                                                                     --------------
                                                                                                                         10,866,675
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.3%                            52,000  Kawasaki Kisen Kaisha Ltd.                               493,347
                                                           95,000  Mitsui OSK Lines Ltd.                                  1,054,481
                                                          104,000  Nippon Yusen Kabushiki Kaisha                            834,012
                                                                                                                     --------------
                                                                                                                          2,381,840
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                600  Asatsu-DK, Inc.                                           18,941
                                                               94  Dentsu, Inc.                                             263,238
                                                               58  Fuji Television Network, Inc.                            134,369
                                                              600  Hakuhodo DY Holdings, Inc.                                41,955
                                                            4,600  Toho Co., Ltd.                                            89,783
                                                            3,700  Tokyo Broadcasting System, Inc.                          136,897
                                                                                                                     --------------
                                                                                                                            685,183
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.0%                   26,000  DAIDO STEEL CO., LTD.                                    168,788
                                                            9,000  Dowa Mining Co., Ltd.                                     91,497
                                                           42,100  JFE Holdings, Inc.                                     2,490,131
                                                          250,000  Kobe Steel Ltd.                                        1,007,722
                                                          120,000  Mitsubishi Materials Corp.                               569,246
                                                           66,000  Mitsui Mining & Smelting Co., Ltd.                       362,373

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           42,800  Nippon Light Metal Co., Ltd.                      $      121,310
                                                          487,000  Nippon Steel Corp.                                     3,421,894
                                                           44,000  Nisshin Steel Co., Ltd.                                  189,681
                                                          338,000  Sumitomo Metal Industries Ltd.                         1,746,792
                                                           49,000  Sumitomo Metal Mining Co., Ltd.                          945,986
                                                            1,600  Sumitomo Titanium Corp.                                  177,733
                                                              800  Toho Titanium Co. Ltd.                                    39,172
                                                            3,400  Tokyo Steel Manufacturing Co., Ltd.                       50,088
                                                                                                                     --------------
                                                                                                                         11,382,413
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.1%                   9,000  Daimaru, Inc.                                            116,624
                                                            6,000  Hankyu Department Stores                                  55,703
                                                            9,700  Isetan Co., Ltd.                                         169,157
                                                           38,700  Marui Co., Ltd.                                          474,554
                                                           38,000  Mitsukoshi Ltd.                                          174,457
                                                            1,700  Ryohin Keikaku Co., Ltd.                                 107,476
                                                           36,000  Takashimaya Co., Ltd.                                    443,279
                                                                                                                     --------------
                                                                                                                          1,541,250
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.6%                80,000  Canon, Inc.                                            4,297,352
                                                           47,000  Konica Minolta Holdings, Inc.                            617,413
                                                           57,000  Ricoh Co., Ltd.                                        1,284,241
                                                                                                                     --------------
                                                                                                                          6,199,006
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%           50  Inpex Holdings, Inc.                                     432,790
                                                           58,500  Nippon Mining Holdings, Inc.                             504,875
                                                          121,000  Nippon Oil Corp.                                         981,636
                                                           13,400  Showa Shell Sekiyu KK                                    164,089
                                                           11,000  TonenGeneral Sekiyu KK                                   122,845
                                                                                                                     --------------
                                                                                                                          2,206,235
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%               37  Nippon Paper Group, Inc.                                 131,560
                                                           49,000  OJI Paper Co., Ltd.                                      259,886
                                                                                                                     --------------
                                                                                                                            391,446
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.0%                  5,500  Aderans Co., Ltd.                                        133,486
                                                           22,000  Shiseido Co., Ltd.                                       447,132
                                                                                                                     --------------
                                                                                                                            580,618
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.0%                   44,700  Astellas Pharma, Inc.                             $    1,926,986
                                                           28,200  Chugai Pharmaceutical Co., Ltd.                          713,136
                                                           57,300  Daiichi Sankyo Co. Ltd.                                1,755,372
                                                           22,200  Eisai Co., Ltd.                                        1,064,409
                                                           10,000  Kaken Pharmaceutical Co., Ltd.                            81,382
                                                           37,000  Kyowa Hakko Kogyo Co., Ltd.                              342,244
                                                            5,000  Santen Pharmaceutical Co., Ltd.                          128,564
                                                           21,000  Shionogi & Co., Ltd.                                     377,800
                                                            6,000  Taisho Pharmaceutical Co., Ltd.                          109,980
                                                           71,400  Takeda Pharmaceutical Co., Ltd.                        4,683,656
                                                           13,000  Tanabe Seiyaku Co., Ltd.                                 176,841
                                                                                                                     --------------
                                                                                                                         11,360,370
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts                70  Japan Prime Realty Investment Corp.                      307,705
                  (REITs) - 0.2%                               42  Japan Real Estate Investment Corp.                       556,008
                                                               41  Japan Retail Fund Investment Corp.                       403,598
                                                               50  Nippon Building Fund, Inc.                               827,393
                                                               21  Nomura Real Estate Office Fund, Inc.                     269,094
                                                                                                                     --------------
                                                                                                                          2,363,798
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                    208  KK DaVinci Advisors (c)                                  222,403
                  Development - 0.7%                        7,300  Leopalace21 Corp.                                        241,599
                                                           87,000  Mitsubishi Estate Co., Ltd.                            2,857,179
                                                           70,000  Mitsui Fudosan Co., Ltd.                               2,055,329
                                                               39  NTT Urban Development Co.                                 91,344
                                                           31,000  Sumitomo Realty & Development Co., Ltd.                1,175,917
                                                           30,000  Tokyo Tatemono Co., Ltd.                                 452,648
                                                           24,000  Tokyu Land Corp.                                         273,523
                                                                                                                     --------------
                                                                                                                          7,369,942
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.6%                          132  Central Japan Railway Co.                              1,501,018
                                                              281  East Japan Railway Co.                                 2,189,053
                                                           17,000  Keihin Electric Express Railway Co., Ltd.                130,414
                                                           24,000  Keio Electric Railway Co., Ltd.                          166,802
                                                           33,000  Keisei Electric Railway Co., Ltd.                        213,111
                                                           86,000  Kintetsu Corp.                                           270,757
                                                           70,000  Nippon Express Co., Ltd.                                 438,985

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           32,000  Odakyu Electric Railway Co., Ltd.                 $      233,809
                                                           13,000  Seino Holdings Corp.                                     122,785
                                                           38,000  Tobu Railway Co., Ltd.                                   182,519
                                                          105,000  Tokyu Corp.                                              817,974
                                                              134  West Japan Railway Co.                                   618,601
                                                                                                                     --------------
                                                                                                                          6,885,828
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor           15,100  Advantest Corp.                                          670,171
                  Equipment - 0.3%                         10,400  Elpida Memory, Inc. (c)                                  403,327
                                                            1,300  NEC Electronics Corp.                                     31,441
                                                            7,000  Rohm Co., Ltd.                                           635,014
                                                           26,000  Sanken Electric Co., Ltd.                                272,709
                                                            1,400  Shinko Electric Industries                                31,602
                                                           10,800  Sumco Corp.                                              449,084
                                                           14,000  Tokyo Electron Ltd.                                      978,955
                                                            3,800  Tokyo Seimitsu Co. Ltd.                                  128,988
                                                                                                                     --------------
                                                                                                                          3,601,291
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.2%                           4,000  Fuji Soft, Inc.                                          119,145
                                                            3,900  Konami Corp.                                             104,252
                                                            8,100  Nintendo Co., Ltd.                                     2,354,252
                                                              900  Oracle Corp. Japan                                        43,305
                                                            5,000  Trend Micro, Inc.                                        136,626
                                                                                                                     --------------
                                                                                                                          2,757,580
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                   2,600  Aoyama Trading Co., Ltd.                                  82,519
                                                            3,900  Autobacs Seven Co., Ltd.                                 139,664
                                                              200  EDION Corp.                                                2,792
                                                            3,200  Fast Retailing Co., Ltd.                                 248,473
                                                              950  Nitori Co., Ltd.                                          47,242
                                                            5,800  Shimachu Co., Ltd.                                       171,775
                                                              600  Shimamura Co., Ltd.                                       65,988
                                                              680  USS Co., Ltd.                                             44,375
                                                            8,500  Yamada Denki Co., Ltd.                                   792,006
                                                                                                                     --------------
                                                                                                                          1,594,834
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury               13,000  Asics Corp.                                              145,511
                  Goods - 0.1%                             22,000  Gunze Ltd.                                               127,885

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           20,000  Nisshinbo Industries, Inc.                        $      250,679
                                                            7,000  Onward Kashiyama Co., Ltd.                                97,361
                                                           11,000  Tokyo Style Co., Ltd.                                    120,418
                                                           12,000  Toyobo Co., Ltd.                                          35,743
                                                           11,000  Wacoal  Holdings Corp.                                   139,367
                                                                                                                     --------------
                                                                                                                            916,964
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.2%                              376  Japan Tobacco, Inc.                                    1,847,454
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies &                       1,400  Hitachi High-Technologies Corp.                           38,255
                  Distributors - 0.7%                     104,000  Itochu Corp.                                           1,030,821
                                                          140,000  Marubeni Corp.                                           850,645
                                                          110,500  Mitsubishi Corp.                                       2,564,643
                                                          128,000  Mitsui & Co., Ltd.                                     2,389,681
                                                           87,200  Sojitz Corp. (c)                                         363,333
                                                           75,000  Sumitomo Corp.                                         1,349,287
                                                           12,000  Toyota Tsusho Corp.                                      306,517
                                                                                                                     --------------
                                                                                                                          8,893,182
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation                            6,000  Kamigumi Co., Ltd.                                        51,629
                  Infrastructure - 0.0%                     7,000  Mitsubishi Logistics Corp.                               119,102
                                                                                                                     --------------
                                                                                                                            170,731
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                  180  KDDI Corp.                                             1,437,373
                  Services - 0.5%                           1,388  NTT DoCoMo, Inc.                                       2,567,753
                                                           60,500  Softbank Corp. (c)                                     1,555,626
                                                                                                                     --------------
                                                                                                                          5,560,752
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Japan                         230,632,956
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg -      Personal Products - 0.0%                  1,083  Oriflame Cosmetics SA                                     41,721
0.0%              -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Luxembourg                         41,721
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -     Air Freight & Logistics - 0.2%           38,212  TNT NV                                                 1,752,385
3.7%              -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                         17,589  Heineken NV                                              920,110
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                         23,686  Akzo Nobel NV                                          1,798,781
                                                           14,834  Koninklijke DSM NV                                       664,626
                                                                                                                     --------------
                                                                                                                          2,463,407
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.5%                 141,173  ABN AMRO Holding NV                                    6,076,215
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Commercial Services &                    14,967  Corporate Express NV                              $      201,535
                  Supplies - 0.1%                           2,335  Randstad Holdings NV                                     181,101
                                                           17,177  Vedior NV                                                381,359
                                                                                                                     --------------
                                                                                                                            763,995
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial                   145,244  ING Groep NV CVA                                       6,140,842
                  Services - 0.6%
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication           164,547  Koninklijke KPN NV                                     2,562,976
                  Services - 0.2%
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.1%        2,342  Fugro NV                                                 118,885
                                                           16,524  SBM Offshore NV                                          595,764
                                                                                                                     --------------
                                                                                                                            714,649
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%         123,027  Koninklijke Ahold NV (c)                               1,438,018
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.4%                     12,350  Royal Numico NV                                          636,976
                                                          131,092  Unilever NV                                            3,817,585
                                                                                                                     --------------
                                                                                                                          4,454,561
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.3%                92,317  Koninklijke Philips Electronics NV                     3,525,752
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                        3,472  Getronics NV                                              31,585
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.2%                        115,552  Aegon NV                                               2,303,044
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.2%                             64,683  Reed Elsevier NV                                       1,144,021
                                                           19,360  Wolters Kluwer NV                                        580,860
                                                                                                                     --------------
                                                                                                                          1,724,881
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.3%                   61,535  Arcelor Mittal                                         3,268,982
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.0%                   283  OCE NV                                                     5,187
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts             1,851  Corio NV                                                 168,165
                  (REITs) - 0.1%                            5,056  Rodamco Europe NV                                        702,757
                                                            1,869  Wereldhave NV                                            287,744
                                                                                                                     --------------
                                                                                                                          1,158,666
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor           43,222  ASML Holding NV (c)                                    1,067,573
                  Equipment - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies &                      70,041  Hagemeyer NV (c)                                         333,088
                  Distributors - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the Netherlands                40,705,916
-----------------------------------------------------------------------------------------------------------------------------------
New               Construction Materials - 0.0%            24,036  Fletcher Building Ltd.                                   188,872
Zealand - 0.1%    -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication           200,475  Telecom Corp. of New Zealand Ltd.                        677,382
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                20,226  Contact Energy Ltd.                                      133,071
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                  41,926  Fisher & Paykel Healthcare Corp.                  $      108,718
                  Supplies - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                     1,792  Sky City Ltd.                                              5,978
                  Leisure - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                27,665  Fisher & Paykel Appliances Holdings Ltd.                  72,529
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                          5,372  Tower Ltd. (c)                                             8,634
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                241  Sky Network Television Ltd.                                  937
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                  14,918  Warehouse Group Ltd.                                      71,933
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts               999  Kiwi Income Property Trust                                 1,178
                  (REITs) - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation                           58,991  Auckland International Airport Ltd.                      101,558
                  Infrastructure - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in New Zealand                     1,370,790
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.9%     Chemicals - 0.0%                         14,150  Yara International ASA                                   390,514
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                  54,099  DnB NOR ASA                                              763,650
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services &                    19,529  Tomra Systems ASA                                        140,565
                  Supplies - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%          12,041  Tandberg ASA                                             251,585
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication            28,395  Telenor ASA                                              504,526
                  Services - 0.1%                           8,600  Telenor ASA (a)                                          457,262
                                                                                                                     --------------
                                                                                                                            961,788
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.2%       13,190  Acergy SA                                                281,559
                                                           20,340  Aker Kvaerner ASA                                        458,447
                                                           16,804  Ocean RIG ASA (c)                                        114,730
                                                           13,236  Petroleum Geo-Services ASA (c)                           345,691
                                                            8,243  ProSafe ASA                                              126,121
                                                            8,780  TGS Nopec Geophysical Co. ASA (c)                        202,950
                                                                                                                     --------------
                                                                                                                          1,529,498
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                    318,381  Marine Harvest (c)                                       373,993
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%          15,155  Orkla ASA                                              1,068,377
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                         24,638  Storebrand ASA                                           394,805
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                               342  Ship Finance International Ltd.                            9,402
                                                              400  Stolt-Nielsen SA                                          11,911
                                                                                                                     --------------
                                                                                                                             21,313
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                              3,218  Schibsted ASA                                            141,886
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.3%      145,644  DET Norske Oljeselskap                                   261,897
                                                            3,194  Frontline Ltd.                                           113,503

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           53,683  Norsk Hydro ASA                                   $    1,779,630
                                                           52,107  Statoil ASA                                            1,418,770
                                                                                                                     --------------
                                                                                                                          3,573,800
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%           12,397  Norske Skogindustrier ASA                                212,113
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Norway                          9,823,887
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%   Commercial Banks - 0.1%                  23,822  Banco BPI SA                                             206,846
                                                          184,301  Banco Comercial Portugues SA Registered Shares           667,195
                                                            9,400  Banco Espirito Santo SA Registered Shares                179,439
                                                                                                                     --------------
                                                                                                                          1,053,480
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%            13,841  Cimpor Cimentos de Portugal SA                           116,114
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication            53,999  Portugal Telecom SGPS SA Registered Shares               723,507
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%               174,938  Energias de Portugal SA                                  939,434
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%           3,659  Jeronimo Martins SA                                       95,313
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%         123,392  Sonae SGPS SA                                            278,567
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                              3,893  PT Multimedia Servicos de Telecomunicacoes e
                                                                   Multimedia SGPS SA                                        57,725
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%            2,587  Sonae Industria SGPS SA (c)                               31,897
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation                           14,398  Brisa-Auto Estradas de Portugal SA Private
                  Infrastructure - 0.0%                            Shares                                                   188,873
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Portugal                        3,484,910
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.9%  Aerospace & Defense - 0.0%               52,213  Singapore Technologies Engineering Ltd.                  114,258
                  -----------------------------------------------------------------------------------------------------------------
                  Air Freight & Logistics - 0.0%          127,954  Singapore Post Ltd.                                       93,616
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                          32,582  Singapore Airlines Ltd.                                  356,498
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.4%                  97,605  DBS Group Holdings Ltd.                                1,376,757
                                                          224,914  Oversea-Chinese Banking Corp.                          1,334,229
                                                          101,572  United Overseas Bank Ltd.                              1,405,933
                                                                                                                     --------------
                                                                                                                          4,116,919
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.0%            5,357  Creative Technology Ltd.                                  34,427
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                       3,529  Jardine Cycle & Carriage Ltd.                             27,680
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial                    98,000  Singapore Exchange Ltd.                                  423,096
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication           516,132  Singapore Telecommunications Ltd.                      1,115,851
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                    7,000  Venture Corp. Ltd.                                        67,363
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%           7,000  Olam International Ltd.                                   14,119
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers &                  79,800  Parkway Holdings Ltd.                                    172,523
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%          27,096  Fraser and Neave Ltd.                             $       91,085
                                                            1,766  Haw Par Corp. Ltd.                                         8,381
                                                           60,914  Keppel Corp. Ltd.                                        762,855
                                                           26,590  SembCorp Industries Ltd.                                  89,384
                                                                                                                     --------------
                                                                                                                            951,705
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                         74,427  SembCorp Marine Ltd.                                     172,681
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                            92,002  Cosco Corp. (Singapore) Ltd.                             174,041
                                                            1,200  Neptune Orient Lines Ltd.                                  2,563
                                                                                                                     --------------
                                                                                                                            176,604
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                            119,316  Singapore Press Holdings Ltd.                            346,037
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%          194  Singapore Petroleum Co. Ltd.                                 619
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts             1,152  Ascendas Real Estate Investment Trust                      1,815
                  (REITs) - 0.0%                           11,000  Capita Commercial Trust                                   20,156
                                                           23,000  CapitaMall Trust                                          57,002
                                                          141,000  Suntec Real Estate Investment Trust                      184,016
                                                                                                                     --------------
                                                                                                                            262,989
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                139,833  CapitaLand Ltd.                                          737,346
                  Development - 0.2%                       53,535  City Developments Ltd.                                   515,184
                                                           48,182  Keppel Land Ltd.                                         301,703
                                                            7,457  UOL Group Ltd.                                            25,067
                                                           78,100  Wing Tai Holdings Ltd.                                   163,700
                                                                                                                     --------------
                                                                                                                          1,743,000
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                       95,816  ComfortDelgro Corp. Ltd.                                 125,679
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor          160,122  Chartered Semiconductor Manufacturing Ltd. (c)           162,604
                  Equipment - 0.1%                        177,000  STATS ChipPAC Ltd. (c)                                   212,332
                                                                                                                     --------------
                                                                                                                            374,936
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies &                       1,100  Noble Group Ltd.                                           1,088
                  Distributors - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Singapore                      10,691,688
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.8%      Airlines - 0.0%                          61,006  Iberia Lineas Aereas de Espana                           325,163
                  -----------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.0%                     20,789  Zeltia SA (c)                                            188,842
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.5%                 282,219  Banco Bilbao Vizcaya Argentaria SA                $    6,929,274
                                                           75,161  Banco Popular Espanol SA                               1,550,229
                                                          462,172  Banco Santander Central Hispano SA                     8,248,331
                                                                                                                     --------------
                                                                                                                         16,727,834
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.3%        21,752  ACS Actividades de Construccion y Servicios, SA        1,320,654
                                                            1,685  Acciona SA                                               364,983
                                                            5,060  Fomento de Construcciones y Contratas SA                 520,134
                                                            5,547  Grupo Ferrovial SA                                       561,302
                                                            5,893  Sacyr Vallehermoso SA                                    330,157
                                                                                                                     --------------
                                                                                                                          3,097,230
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication             1,124  Telefonica SA (a)                                         74,634
                  Services - 0.7%                         349,602  Telefonica SA                                          7,705,731
                                                                                                                     --------------
                                                                                                                          7,780,365
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.6%                54,948  Endesa SA                                              2,971,313
                                                           57,731  Iberdrola SA                                           2,729,264
                                                           12,245  Union Fenosa SA                                          660,349
                                                                                                                     --------------
                                                                                                                          6,360,926
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.1%              13,752  Gamesa Corp. Tecnologica SA                              497,842
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                      1,411  Azucarera Ebro Agricolas, SA                              33,306
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                     17,057  Gas Natural SDG SA                                       800,910
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                     7,075  NH Hoteles SA                                            161,708
                  Leisure - 0.0%                              884  NH Hoteles SA-New Shares (c)                              20,205
                                                                                                                     --------------
                                                                                                                            181,913
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                       10,794  Indra Sistemas SA                                        272,089
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                         42,475  Corp. Mapfre SA                                          217,882
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                              8,345  Antena 3 de Television SA                                186,611
                                                              240  Promotora de Informaciones SA                              5,354
                                                            1,102  Sogecable SA (c)                                          45,723
                                                                                                                     --------------
                                                                                                                            237,688
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                   19,807  Acerinox SA                                              504,045
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%       66,394  Repsol YPF SA                                          2,238,588
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                  15,482  Inditex SA                                               962,312
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.1%                           23,647  Altadis SA                                             1,518,470
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Transportation                           14,214  Abertis Infraestructuras SA                       $      456,654
                  Infrastructure - 0.1%                    21,865  Cintra Concesiones de Infraestructuras de
                                                                   Transporte SA                                            409,500
                                                                                                                     --------------
                                                                                                                            866,154
                  -----------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.0%                       32  Aguas De Barcelona (c)                                     1,139
                                                            3,213  Sociedad General de Aguas de Barcelona SA
                                                                   Class A                                                  114,384
                                                                                                                     --------------
                                                                                                                            115,523
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Spain                          42,927,082
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.3%     Airlines - 0.0%                           4,009  SAS AB (c)                                                73,632
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.1%                 29,177  Assa Abloy AB B                                          670,635
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.0%                    6,838  D Carnegie AB                                            142,238
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.4%                 143,951  Nordea Bank AB                                         2,298,582
                                                           37,553  Skandinaviska Enskilda Banken AB Class A               1,201,967
                                                           36,012  Svenska Handelsbanken Class A                          1,070,128
                                                                                                                     --------------
                                                                                                                          4,570,677
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services &                    31,048  Securitas AB                                             473,537
                  Supplies - 0.1%                          23,048  Securitas Systems AB (c)                                  80,207
                                                                                                                     --------------
                                                                                                                            553,744
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.4%       1,091,376  Telefonaktiebolaget LM Ericsson                        4,016,779
                                                            1,307  Telefonaktiebolaget LM Ericsson (a)                       48,477
                                                                                                                     --------------
                                                                                                                          4,065,256
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%        28,005  Skanska AB Class B                                       623,643
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Consumer                     23,048  Securitas Direct AB (c)                                   64,033
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial                     1,210  OMHEX AB                                                  25,169
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication            33,166  Tele2 AB                                                 543,837
                  Services - 0.1%                         122,701  TeliaSonera AB                                         1,058,706
                                                                                                                     --------------
                                                                                                                          1,602,543
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%              20  Axfood AB                                                    791
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                   7,749  Elekta AB                                                139,548
                  Supplies - 0.0%                           8,520  Getinge AB Class B                                       194,002
                                                                                                                     --------------
                                                                                                                            333,550
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.1%                29,148  Electrolux AB                                            738,843
                                                           17,771  Husqvarna AB (c)                                         293,308
                                                                                                                     --------------
                                                                                                                          1,032,151
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Machinery - 0.6%                          7,167  Alfa Laval AB                                     $      371,549
                                                           28,579  Atlas Copco AB                                           949,523
                                                           11,416  Atlas Copco AB Class B                                   363,760
                                                           39,700  SKF AB Class B                                           825,804
                                                           82,175  Sandvik AB                                             1,459,257
                                                                1  Scana AB Class A                                              80
                                                            7,505  Scania AB Class B                                        588,982
                                                            6,544  Trelleborg AB Class B                                    170,095
                                                            6,080  Volvo AB Class A                                         523,297
                                                           14,329  Volvo AB Class B                                       1,206,601
                                                                                                                     --------------
                                                                                                                          6,458,948
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                             19,801  Eniro AB                                                 250,249
                                                            2,688  Modern Times Group AB (c)                                157,250
                                                                                                                     --------------
                                                                                                                            407,499
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                   27,065  Boliden AB                                               596,897
                                                            2,520  Hoganas AB                                                63,877
                                                           14,002  SSAB Svenskt Stal AB Series A                            432,123
                                                              441  SSAB Svenskt Stal AB Series B                             12,663
                                                                                                                     --------------
                                                                                                                          1,105,560
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%       10,102  Lundin Petroleum AB (c)                                  119,714
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.1%            6,721  Billerud AB                                              100,823
                                                            1,145  Holmen AB Class B                                         47,143
                                                           16,330  Svenska Cellulosa AB                                     874,638
                                                                                                                     --------------
                                                                                                                          1,022,604
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                  3,337  Castellum AB                                              48,267
                  Development - 0.0%                        1,818  Fabege AB                                                 45,692
                                                            4,619  Kungsleden AB                                             83,016
                                                            6,033  Wihlborgs Fastigheter AB                                 129,597
                                                                                                                     --------------
                                                                                                                            306,572
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.0%                          37,000  Telelogic AB (c)                                          70,208
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.2%                  35,880  Hennes & Mauritz AB B Shares                           2,065,613
                                                            1,353  Nobia AB                                                  55,416
                                                                                                                     --------------
                                                                                                                          2,121,029
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.0%                           29,950  Swedish Match AB                                  $      535,067
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Sweden                         25,905,263
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -     Auto Components - 0.0%                      111  Rieter Holding AG                                         55,310
6.6%              -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                    238  Geberit AG Registered Shares                             366,259
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 1.5%                   91,330  Credit Suisse Group                                    6,553,904
                                                          163,696  UBS AG                                                 9,726,249
                                                                                                                     --------------
                                                                                                                         16,280,153
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.3%                          5,765  Ciba Specialty Chemicals AG Registered Shares            379,779
                                                           16,739  Clariant AG                                              287,214
                                                              621  Givaudan                                                 574,418
                                                            4,087  Lonza Group AG Registered Shares                         392,842
                                                            8,970  Syngenta AG                                            1,716,270
                                                                                                                     --------------
                                                                                                                          3,350,523
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services &                    12,229  Adecco SA Registered Shares                              776,420
                  Supplies - 0.1%                             239  SGS SA                                                   285,388
                                                                                                                     --------------
                                                                                                                          1,061,808
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.0%           10,490  Logitech International SA (c)                            291,353
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%            17,517  Holcim Ltd.                                            1,754,367
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication             1,707  Swisscom AG                                              617,043
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.3%             162,318  ABB Ltd.                                               2,778,434
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                    1,880  Kudelski SA                                               66,217
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 1.1%                     32,691  Nestle SA Registered Shares                           12,731,774
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                   2,202  Nobel Biocare Holding AG                                 802,770
                  Supplies - 0.2%                           2,495  Phonak Holding AG Registered Shares                      190,952
                                                              864  Straumann Holding AG Registered Shares                   247,792
                                                            4,044  Synthes, Inc.                                            499,198
                                                                                                                     --------------
                                                                                                                          1,740,712
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                        81  Kuoni Reisen Holding AG Registered Shares                 48,594
                  Leisure - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                         28,685  Swiss Reinsurance Registered Shares                    2,620,281
                                                           11,697  Zurich Financial Services AG                           3,376,310
                                                                                                                     --------------
                                                                                                                          5,996,591
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                          2,110  Schindler Holding AG                                     128,494
                                                              364  Sulzer AG                                                511,334
                                                                                                                     --------------
                                                                                                                            639,828
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                             2,793  Kuehne & Nagel International AG                   $      229,733
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.9%                  190,272  Novartis AG Registered Shares                         10,913,845
                                                           57,011  Roche Holding AG                                      10,087,121
                                                                                                                     --------------
                                                                                                                         21,000,966
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                  1,750  PSP Swiss Property AG                                    106,571
                  Development - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor            1,096  Micronas Semiconductor Holding AG Registered
                  Equipment - 0.0%                                 Shares                                                    22,684
                                                              660  Unaxis Holding AG (c)                                    400,839
                                                                                                                     --------------
                                                                                                                            423,523
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury               42,150  Compagnie Financiere Richemont AG                      2,356,987
                  Goods - 0.3%                              3,114  The Swatch Group Ltd. Bearer Shares                      823,250
                                                            1,780  The Swatch Group Ltd. Registered Shares                   95,141
                                                                                                                     --------------
                                                                                                                          3,275,378
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Switzerland                    72,815,137
-----------------------------------------------------------------------------------------------------------------------------------
United            Aerospace & Defense - 0.4%              258,861  BAE Systems Plc                                        2,343,233
Kingdom - 22.0%                                            75,689  Cobham Plc                                               312,783
                                                           21,337  Meggitt Plc                                              125,334
                                                          152,110  Rolls-Royce Group Plc                                  1,479,433
                                                        8,735,019  Rolls-Royce Group Plc B Shares                            17,619
                                                                                                                     --------------
                                                                                                                          4,278,402
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                          43,715  British Airways Plc (c)                                  418,078
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.0%                   45,525  GKN Plc                                                  341,771
                                                            1,025  TI Automotive Ltd. A (c)                                       0
                                                                                                                     --------------
                                                                                                                            341,771
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.6%                        218,477  Diageo Plc                                             4,426,119
                                                           64,934  SABMiller Plc                                          1,424,748
                                                           75,370  Scottish & Newcastle Plc                                 892,124
                                                                                                                     --------------
                                                                                                                          6,742,991
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.4%                   43,923  3i Group Plc                                             981,887
                                                           68,943  Amvescap Plc                                             759,747
                                                            4,359  Close Brothers Group Plc                                  86,894
                                                            7,338  Collins Stewart Plc (c)                                   36,750
                                                           50,756  ICAP Plc                                                 529,863
                                                           17,275  Investec Plc                                             223,684

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          153,005  Man Group Plc                                     $    1,671,051
                                                            4,452  Schroders Plc                                            111,088
                                                            7,338  Tullett Prebon Plc                                        69,745
                                                                                                                     --------------
                                                                                                                          4,470,709
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                         81,071  Imperial Chemical Industries Plc                         797,676
                                                           21,605  Johnson Matthey Plc                                      670,041
                                                                                                                     --------------
                                                                                                                          1,467,717
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 4.0%                 520,259  Barclays Plc                                           7,381,521
                                                          291,703  HBOS Plc                                               6,010,056
                                                          909,634  HSBC Holdings Plc                                     15,922,220
                                                          458,333  Lloyds TSB Group Plc                                   5,050,800
                                                          247,164  Royal Bank of Scotland Group Plc                       9,649,790
                                                                                                                     --------------
                                                                                                                         44,014,387
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services &                     7,380  Aggreko Plc                                               73,775
                  Supplies - 0.3%                          32,898  Biffa Plc                                                222,699
                                                           39,349  Capita Group Plc                                         528,479
                                                            1,679  Davis Service Group Plc                                   19,246
                                                            4,493  De La Rue Plc                                             63,217
                                                           89,810  Experian Group Ltd.                                    1,034,767
                                                           58,945  Group 4 Securicor Plc                                    233,149
                                                           73,887  Hays Plc                                                 227,912
                                                            5,229  Intertek Group Plc                                        93,278
                                                           13,543  Michael Page International Plc                           142,714
                                                          177,456  Rentokil Initial Plc                                     569,206
                                                           23,624  Serco Group Plc                                          213,847
                                                                                                                     --------------
                                                                                                                          3,422,289
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%               1  Telent Plc (c)                                                 9
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%        42,844  Amec Plc                                                 446,845
                                                           22,845  Balfour Beatty Plc                                       214,437
                                                                                                                     --------------
                                                                                                                            661,282
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%            61,269  Hanson Plc                                               985,643
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.0%                  11,526  Cattles Plc                                               92,880
                                                           12,919  Provident Financial Plc                                  204,398
                                                                                                                     --------------
                                                                                                                            297,278
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.1%            58,544  Rexam Plc                                         $      633,631
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                      23,701  Inchcape Plc                                             266,081
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial                    19,629  London Stock Exchange Group Plc                          483,608
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication           663,646  BT Group Plc                                           3,966,831
                  Services - 0.4%                         222,849  Cable & Wireless Plc                                     730,595
                                                                                                                     --------------
                                                                                                                          4,697,426
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%                72,556  Scottish & Southern Energy Plc                         2,200,224
                                                              788  Scottish Power Plc (a)                                    49,479
                                                          109,546  Scottish Power Plc                                     1,724,557
                                                                                                                     --------------
                                                                                                                          3,974,260
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                   17,536  Electrocomponents Plc                                     99,901
                  Instruments - 0.0%                        4,873  Premier Farnell Plc                                       19,586
                                                                                                                     --------------
                                                                                                                            119,487
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.7%          74,368  Boots Group Plc                                        1,502,229
                                                          127,662  J Sainsbury Plc                                        1,380,449
                                                          615,674  Tesco Plc                                              5,382,316
                                                                                                                     --------------
                                                                                                                          8,264,994
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.5%                    176,365  Cadbury Schweppes Plc                                  2,262,825
                                                           50,496  Tate & Lyle Plc                                          571,368
                                                           96,678  Unilever Plc                                           2,912,687
                                                                                                                     --------------
                                                                                                                          5,746,880
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                   3,701  SSL International Plc                                     29,150
                  Supplies - 0.1%                          87,803  Smith & Nephew Plc                                     1,116,176
                                                                                                                     --------------
                                                                                                                          1,145,326
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                    16,178  Carnival Plc                                             779,659
                  Leisure - 0.6%                          164,765  Compass Group Plc                                      1,102,389
                                                           37,055  Enterprise Inns Plc                                      487,460
                                                           59,798  First Choice Holidays Plc                                338,311
                                                           34,418  Intercontinental Hotels Group Plc                        850,680
                                                           75,004  Ladbrokes Plc                                            594,075
                                                           44,729  Mitchells & Butlers Plc                                  692,716
                                                          132,999  PartyGaming Plc                                          135,441

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           15,865  Punch Taverns Plc                                 $      389,312
                                                           59,700  Rank Group Plc                                           239,952
                                                           19,215  Whitbread Plc                                            713,515
                                                           26,415  William Hill Plc                                         330,597
                                                                                                                     --------------
                                                                                                                          6,654,107
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.2%                27,767  Barratt Developments  Plc                                603,785
                                                            4,673  Bellway Plc                                              146,212
                                                            2,981  Berkeley Group Holdings Plc                               92,451
                                                            3,793  Bovis Homes Group Plc                                     85,986
                                                           17,702  Persimmon Plc                                            489,777
                                                           60,342  Taylor Woodrow Plc                                       581,251
                                                           38,069  Wimpey George Plc                                        476,078
                                                                                                                     --------------
                                                                                                                          2,475,540
                  -----------------------------------------------------------------------------------------------------------------
                  Household Products - 0.2%                45,526  Reckitt Benckiser Plc                                  2,370,502
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                      143,094  LogicaCMG Plc                                            501,225
                  -----------------------------------------------------------------------------------------------------------------
                  Independent Power Producers &           131,873  International Power Plc                                1,028,940
                  Energy Traders - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.2%          17,160  Cookson Group Plc                                        209,870
                                                           51,467  Smiths Group Plc                                       1,041,149
                                                           92,890  Tomkins Plc                                              488,058
                                                                                                                     --------------
                                                                                                                          1,739,077
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 1.1%                        199,368  Aviva Plc                                              2,936,556
                                                          162,470  Friends Provident Plc                                    615,453
                                                          552,657  Legal & General Group Plc                              1,729,194
                                                          442,903  Old Mutual Plc                                         1,430,238
                                                          202,763  Prudential Plc                                         2,862,870
                                                           44,300  Resolution Plc                                           540,924
                                                          196,386  Royal & Sun Alliance Insurance Group                     626,061
                                                          145,009  Standard Life Plc                                        901,723
                                                                                                                     --------------
                                                                                                                         11,643,019
                  -----------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.1%         86,582  Home Retail Group                                        756,487
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                          5,997  Charter Plc (c)                                          104,735
                                                           10,160  FKI Plc                                                   23,242

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           31,655  IMI Plc                                           $      361,294
                                                           40,306  Invensys Plc (c)                                         230,413
                                                                                                                     --------------
                                                                                                                            719,684
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.8%                             74,833  Aegis Group Plc                                          220,890
                                                          103,595  British Sky Broadcasting Plc                           1,149,764
                                                           15,651  Daily Mail & General Trust                               250,086
                                                           83,292  EMI Group Plc                                            372,886
                                                           26,349  Emap Plc                                                 392,251
                                                          282,651  ITV Plc                                                  606,273
                                                           55,767  Pearson Plc                                              956,940
                                                          110,851  Reed Elsevier Plc                                      1,325,186
                                                          109,123  Reuters Group Plc                                      1,000,675
                                                           11,256  Trinity Mirror Plc                                       117,838
                                                           16,440  United Business Media Plc                                256,553
                                                          101,654  WPP Group Plc                                          1,540,303
                                                           73,150  Yell Group Plc                                           860,808
                                                                                                                     --------------
                                                                                                                          9,050,453
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.6%                  109,976  Anglo American Plc                                     5,793,450
                                                          194,676  BHP Billiton Plc                                       4,340,435
                                                           60,404  Corus Group Plc                                          721,515
                                                           79,718  Rio Tinto Plc Registered Shares                        4,552,446
                                                           45,824  Xstrata Plc                                            2,355,359
                                                                                                                     --------------
                                                                                                                         17,763,205
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.6%                  279,042  Centrica Plc                                           2,122,316
                                                          207,021  National Grid Plc                                      3,248,898
                                                           71,976  United Utilities Plc                                   1,070,072
                                                                                                                     --------------
                                                                                                                          6,441,286
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.3%                 126,075  Marks & Spencer Group Plc                              1,678,370
                                                           22,180  Next Plc                                                 981,617
                                                                                                                     --------------
                                                                                                                          2,659,987
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 3.4%      279,743  BG Group Plc                                           4,035,099
                                                        1,506,227  BP Plc                                                16,361,401

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            3,749  BP Plc (a)(i)                                     $      242,748
                                                          289,503  Royal Dutch Shell Plc                                  9,633,579
                                                          214,603  Royal Dutch Shell Plc Class B                          7,141,186
                                                                                                                     --------------
                                                                                                                         37,414,013
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.7%                  119,640  AstraZeneca Plc                                        6,436,739
                                                              800  GlaxoSmithKline Plc (a)                                   44,208
                                                          449,912  GlaxoSmithKline Plc                                   12,368,441
                                                                                                                     --------------
                                                                                                                         18,849,388
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts            45,442  British Land Co. Plc                                   1,366,381
                  (REITs) - 0.5%                            7,735  Brixton Plc                                               77,400
                                                            4,590  Great Portland Estates Plc                                70,092
                                                           28,161  Hammerson Plc                                            960,368
                                                           40,258  Land Securities Group Plc                              1,695,341
                                                           17,832  Liberty International Plc                                437,580
                                                           31,172  Slough Estates Plc                                       480,919
                                                                                                                     --------------
                                                                                                                          5,088,081
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.1%                        9,456  Arriva Plc                                               138,443
                                                           52,046  Firstgroup Plc                                           680,571
                                                            8,934  National Express Group Plc                               221,869
                                                           30,764  Stagecoach Group Plc                                     108,970
                                                                                                                     --------------
                                                                                                                          1,149,853
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor          115,101  ARM Holdings Plc                                         303,511
                  Equipment - 0.0%                         20,291  CSR Plc (c)                                              259,941
                                                                                                                     --------------
                                                                                                                            563,452
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.1%                          70,946  Misys Plc                                                333,321
                                                          139,760  Sage Group Plc                                           710,255
                                                                                                                     --------------
                                                                                                                          1,043,576
                  -----------------------------------------------------------------------------------------------------------------
                                                           10,048  The Carphone Warehouse PLC                                54,722
                  Specialty Retail - 0.2%                 193,068  DSG International Plc                                    645,878
                                                           24,803  Galiform Plc                                              76,019
                                                           45,858  HMV Group Plc                                             99,717
                                                           50,995  Kesa Electricals Plc                                     340,187

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          216,344  Kingfisher Plc                                    $    1,184,598
                                                           83,182  Signet Group Plc                                         205,430
                                                                                                                     --------------
                                                                                                                          2,606,551
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury               34,804  Burberry Group Plc                                       447,232
                  Goods - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.6%                          118,549  British American Tobacco Plc                           3,706,916
                                                           49,599  Gallaher Group Plc                                     1,105,844
                                                           56,630  Imperial Tobacco Group Plc                             2,535,239
                                                                                                                     --------------
                                                                                                                          7,347,999
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies &                      36,700  Bunzl Plc                                                519,261
                  Distributors - 0.2%                       5,907  Travis Perkins Plc                                       233,876
                                                           57,503  Wolseley Plc                                           1,347,700
                                                                                                                     --------------
                                                                                                                          2,100,837
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation                           42,037  BBA Aviation Plc                                         232,450
                  Infrastructure - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.1%                   21,393  Kelda Group Plc                                          394,880
                                                           25,348  Severn Trent Plc                                         715,293
                                                                                                                     --------------
                                                                                                                          1,110,173
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication            4,096,703  Vodafone Group Plc                                    10,923,574
                  Services - 1.0%                           3,655  Vodafone Group Plc (a)                                    98,173
                                                                                                                     --------------
                                                                                                                         11,021,747
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the United Kingdom            245,211,113
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks
                                                                   (Cost - $782,338,071) - 93.2%                      1,040,175,540
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United                                                    284,277  iShares MSCI EAFE Index Fund (i)                      21,704,549
States - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Exchange-Traded Funds
                                                                   (Cost - $17,644,632) - 2.0%                           21,704,549
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.3%    Automobiles - 0.2%                          764  Porsche AG                                             1,167,274
                                                            7,641  Volkswagen AG, 4.35%                                     786,260
                                                                                                                     --------------
                                                                                                                          1,953,534
                  -----------------------------------------------------------------------------------------------------------------
                  Household Products - 0.1%                 5,470  Henkel KGaA, 1.75%                                       808,674
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Preferred Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                              5,011  ProSieben SAT.1 Media AG, 2.24%                   $      176,920
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.0%                    1,869  RWE AG, 3.50%                                            185,629
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Preferred Stocks
                                                                   (Cost - $1,788,111) - 0.3%                             3,124,757
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Rights
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.0%  Diversified Financial                     6,945  Suncorp-Metway Ltd. (g)                                   29,782
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Rights in Australia                                 29,782
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.0%      Metals & Mining - 0.0%                    7,000  Dowa Mining Co., Ltd. (h)                                      0
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Rights in Japan                                          0
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.0%     Real Estate Management &                  1,818  Fabege AB (f)                                              1,401
                  Development - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Rights in Sweden                                     1,401
-----------------------------------------------------------------------------------------------------------------------------------
United            Aerospace & Defense - 0.0%               10,668  Meggitt Plc (e)                                           20,836
Kingdom - 0.0%    -----------------------------------------------------------------------------------------------------------------
                                                                   Total Rights in the United Kingdom                        20,836
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Rights (Cost - $0) - 0.0%                           52,019
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Beneficial
                                                         Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                      $24,396,050  BlackRock Liquidity Series, LLC
                                                                   Cash Sweep Series, 5.26% (b)(d)                       24,396,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Short-Term Securities
                                                                   (Cost - $24,396,050) - 2.2%                           24,396,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments (Cost - $826,166,864*) - 97.7%   1,089,452,915

                                                                   Other Assets Less Liabilities - 2.3%                  26,139,904
                                                                                                                     --------------
                                                                   Net Assets - 100.0%                               $1,115,592,819
                                                                                                                     --------------

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 835,260,685
                                                                  =============
      Gross unrealized appreciation                               $ 259,668,018
      Gross unrealized depreciation                                  (5,475,788)
                                                                  -------------
      Net unrealized appreciation                                 $ 254,192,230
                                                                  =============

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------
                                                                  Net              Interest
      Affiliate                                                 Activity            Income
      ------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series      $(1,355,247)        $ 421,709
      ------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

(c)   Non-income producing security.
(d)   Represents the current yield as of March 31, 2007.
(e)   The rights may be exercised until April 16, 2007.
(f)   The rights may be exercised until April 27, 2007.
(g)   The rights may be exercised until April 3, 2007.
(h)   The rights may be exercised until January 29, 2010.
(i) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2007 were as follows:

      ---------------------------------------------------------------------------------------------------------------------
      Number of                                                              Expiration                         Unrealized
      Contracts              Issue                         Exchange             Date            Face Value     Appreciation
      ---------------------------------------------------------------------------------------------------------------------
        198                  DJ Euro Stoxx 50              Eurex             June 2007         $10,640,310       $ 230,527
        72                   FTSE 100 Index Future         LIFFE             June 2007         $ 8,858,032         104,953
        10                   Hang Seng Index Future        Hong Kong         April 2007        $ 1,264,143           7,886
        184                  OMX Stock Index Future        Stockholm         April 2007        $ 3,078,276          69,945
        77                   SPI 200 Index Future          Sydney            June 2007         $ 9,261,215         136,854
        104                  TOPIX Index Future            Tokyo             June 2007         $15,064,404          84,612
      ---------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                                              $ 634,777
                                                                                                                 =========

o Forward foreign exchange contracts purchased as of March 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------
      Foreign Currency                            Settlement                                Unrealized
      Purchased                                     Date                                   Appreciation
      -------------------------------------------------------------------------------------------------
      AUD              4,432,000                   May 2007                                  $  82,499
      CHF              5,811,200                   May 2007                                     53,341
      EUR             20,636,900                   May 2007                                    434,084
      GBP              8,153,400                   May 2007                                     39,084
      JPY          1,952,744,700                   May 2007                                    211,001
      SEK             12,341,400                   May 2007                                      2,584
      -------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange Contracts - Net
      (USD Commitment - $69,655,606                                                          $ 822,593
                                                                                             =========

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

o Forward foreign exchange contracts sold as of March 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------
      Foreign Currency                             Settlement                               Unrealized
      Sold                                           Date                                  Depreciation
      -------------------------------------------------------------------------------------------------
      AUD               3,257,000                   May 2007                                 $ (71,445)
      CHF               3,662,000                   May 2007                                   (46,217)
      EUR              13,295,000                   May 2007                                  (313,129)
      GBP               6,365,000                   May 2007                                  (115,414)
      JPY           1,203,200,000                   May 2007                                  (148,052)
      SEK               8,130,000                   May 2007                                    (5,336)
      -------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange Contracts - Net
      (USD Commitment - $46,708,298                                                          $ (699,593)
                                                                                             ==========

o     Currency Abbreviations:

      AUD     Australian Dollar                    JPY     Japanese Yen
      CHF     Swiss Franc                          SEK     Swedish Krona
      EUR     Euro                                 USD     U.S. Dollar
      GBP     British Pound

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: May 21, 2007